Consolidating Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Consolidating Condensed Balance Sheet

The consolidating condensed balance sheet as of December 31, 2017 is as follows:

Balance Sheet	Eldorado Resorts, Inc. (Parent Obligor)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Entries	Eldorado Resorts, Inc. Consolidated
Current assets	$27,572	$201,321	$22,139	$—	$251,032
Intercompany receivables	274,147	—	34,493	(308,640)	—
Investments in subsidiaries	2,437,287	—	—	(2,437,287)	—
Property and equipment, net	12,042	1,483,473	7,302	—	1,502,817
Other assets	37,459	1,764,291	27,282	(36,409)	1,792,623
Total assets	$2,788,507	$3,449,085	$91,216	$(2,782,336)	$3,546,472

Current liabilities	$28,677	$169,348	$25,726	$—	$223,751
Intercompany payables	—	308,640	—	(308,640)	—
Long-term debt, less current maturities	1,814,185	350,000	25,393	—	2,189,578
Deferred income tax liabilities	—	199,376	—	(36,409)	162,967
Other accrued liabilities	4,127	19,624	4,828	—	28,579
Stockholders’ equity	941,518	2,402,097	35,269	(2,437,287)	941,597
Total liabilities and stockholders’ equity	$2,788,507	$3,449,085	$91,216	$(2,782,336)	$3,546,472

The consolidating condensed balance sheet as of December 31, 2016 is as follows:

Balance Sheet	Eldorado Resorts, Inc. (Parent Obligor)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Entries	Eldorado Resorts, Inc. Consolidated
Current assets	$1,860	$99,494	$399	$—	$101,753
Intercompany receivables	371,765	—	1,186	(372,951)	—
Investments in subsidiaries	297,223	—	—	(297,223)	—
Property and equipment, net	1,965	610,377	—	—	612,342
Other assets	55,158	572,448	11	(47,668)	579,949
Total assets	$727,971	$1,282,319	$1,596	$(717,842)	$1,294,044

Current liabilities	$11,381	$94,499	$16	$—	$105,896
Intercompany payables	—	372,951	—	(372,951)	—
Long-term debt, less current maturities	420,633	375,248	—	—	795,881
Deferred income tax liabilities	—	136,679	—	(47,668)	89,011
Other accrued liabilities	—	7,287	—	—	7,287
Stockholders’ equity	295,957	295,655	1,580	(297,223)	295,969
Total liabilities and stockholders’ equity	$727,971	$1,282,319	$1,596	$(717,842)	$1,294,044

Consolidating Condensed Statements of Income

The consolidating condensed statements of income for the year ended December 31, 2017 is as follows:

Statements of Income:

	Eldorado Resorts, Inc. (Parent Obligor)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Entries	Eldorado Resorts, Inc. Consolidated
Revenues:
Gaming and pari-mutuel commissions	$—	$1,076,957	$22,070	$—	$1,099,027
Non-gaming	—	374,246	7,525	—	381,771
Net revenues	—	1,451,203	29,595	—	1,480,798

Operating expenses:
Gaming and pari-mutuel commissions	—	546,207	14,882	—	561,089
Non-gaming	—	250,160	2,419	—	252,579
Marketing and promotions	—	80,893	2,281	—	83,174
General and administrative	—	235,905	5,132	—	241,037
Corporate	31,620	(4,318)	3,437	—	30,739
Impairment charges	—	38,016	—	—	38,016
Management fee	(31,620)	31,620	—	—	—
Depreciation and amortization	1,030	104,454	407	—	105,891
Total operating expenses	1,030	1,282,937	28,558	—	1,312,525

Loss on sale of asset or disposal of property and equipment	(20)	(299)	—	—	(319)
Proceeds from terminated sale	—	20,000	—	—	20,000
Transaction expenses	(70,865)	(21,912)	—	—	(92,777)
Equity in loss of unconsolidated affiliate	—	(367)	—	—	(367)
Operating (loss) income	(71,915)	165,688	1,037	—	94,810

Interest expense, net	(73,448)	(25,221)	(1,100)	—	(99,769)
Loss on early retirement of debt, net	(38,430)	—	—	—	(38,430)
Subsidiary income (loss)	205,251	—	—	(205,251)	—
(Loss) income before income taxes	21,458	140,467	(63)	(205,251)	(43,389)
Income tax benefit (provision)	51,922	69,787	(4,940)	—	116,769
Net income (loss)	$73,380	$210,254	$(5,003)	$(205,251)	$73,380

The consolidating condensed statements of income for the year ended December 31, 2016 is as follows:

Statements of Income:

	Eldorado Resorts, Inc. (Parent Obligor)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Entries	Eldorado Resorts, Inc. Consolidated
Revenues:
Gaming and pari-mutuel commissions	$—	$599,750	$265	$—	$600,015
Non-gaming	—	300,360	90	—	300,450
Net revenues	—	900,110	355	—	900,465

Operating expenses:
Gaming and pari-mutuel commissions	—	352,220	—	—	352,220
Non-gaming	—	194,586	—	—	194,586
Marketing and promotions	—	40,886	4	—	40,890
General and administrative	—	130,720	—	—	130,720
Corporate	19,560	320	—	—	19,880
Management fee	(19,841)	19,841	—	—	—
Depreciation and amortization	454	62,995	—	—	63,449
Total operating expenses	173	801,568	4	—	801,745

Loss on sale of asset or disposal of property and equipment	—	(836)	—	—	(836)
Transaction expenses	(9,184)	—	—	—	(9,184)
Operating (loss) income	(9,357)	97,706	351	—	88,700

Interest expense, net	(24,562)	(26,355)	—	—	(50,917)
Loss on early retirement of debt, net	(155)	—	—	—	(155)
Subsidiary income (loss)	45,372	—	—	(45,372)	—
Income (loss) before income taxes	11,298	71,351	351	(45,372)	37,628
Income tax benefit (provision)	13,229	(26,207)	(123)	—	(13,101)
Net income (loss)	$24,527	$45,144	$228	$(45,372)	$24,527

The consolidating condensed statements of income for the year ended December 31, 2015 is as follows:

Statements of Income:

	Eldorado Resorts, Inc. (Parent Obligor)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Entries	Eldorado Resorts, Inc. Consolidated
Revenues:
Gaming and pari-mutuel commissions	$—	$551,339	$261	$—	$551,600
Non-gaming	—	172,745	—	—	172,745
Net revenues	—	724,084	261	—	724,345

Operating expenses:
Gaming and pari-mutuel commissions	—	330,589	—	—	330,589
Non-gaming	—	120,035	—	—	120,035
Marketing and promotions	—	31,349	7	—	31,356
General and administrative	—	97,356	—	—	97,356
Corporate	13,738	2,731	—	—	16,469
Management fee	(13,760)	13,760	—	—	—
Depreciation and amortization	369	56,552	—	—	56,921
Total operating expenses	347	652,372	7	—	652,726

Loss on sale of asset or disposal of property and equipment	—	(6)	—	—	(6)
Transaction expenses	(2,368)	(84)	—	—	(2,452)
Equity in loss of unconsolidated affiliate	—	3,460	—	—	3,460
Operating (loss) income	(2,715)	75,082	254	—	72,621

Interest expense, net	(10,613)	(50,945)	—	—	(61,558)
Loss on early retirement of debt, net	(1,855)	(82)	—	—	(1,937)
Gain on valuation of unconsolidated affiliate	—	35,582	—	—	35,582
Subsidiary income (loss)	86,145	—	—	(86,145)	—
Income (loss) before income taxes	70,962	59,637	254	(86,145)	44,708
Income tax benefit	43,284	26,329	(75)	—	69,538
Net income (loss)	$114,246	$85,966	$179	$(86,145)	$114,246

Consolidating Condensed Statement of Cash Flows

The consolidating condensed statement of cash flows for the year ended December 31, 2017 is as follows:

Statement of Cash Flows

	Eldorado Resorts, Inc. (Parent Obligor)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Entries	Eldorado Resorts, Inc. Consolidated
Net cash (used in) provided by operating activities	$(44,737)	$170,553	$4,070	$—	$129,886
INVESTING ACTIVITIES:
Purchase of property and equipment, net	(11,073)	(70,810)	(1,639)	—	(83,522)
Reimbursement of capital expenditures from West Virginia regulatory authorities	—	361	—	—	361
Proceeds from sale of property and equipment	—	135	—	—	135
Net cash (used in) provided by business combinations	(1,355,370)	37,103	5,216	—	(1,313,051)
Investment in and loans to unconsolidated affiliate	—	(604)	—	—	(604)
Net cash (used in) provided by investing activities	(1,366,443)	(33,815)	3,577	—	(1,396,681)
FINANCING ACTIVITIES:
Proceeds from issuance of New Term Loan	1,450,000	—	—	—	1,450,000
Proceeds from issuance of 6% Senior Notes	875,000	—	—	—	875,000
Proceeds from issuance of New Revolving Credit Facility	166,953	—	—	—	166,953
Payments on Term Loan	(1,062)	—	—	—	(1,062)
Payments on New Term Loan	(493,250)	—	—	—	(493,250)
Payments under New Revolving Credit Facility	(166,953)	—	—	—	(166,953)
Borrowings under Prior Revolving Credit Facility	41,000	—	—	—	41,000
Payments under Prior Revolving Credit Facility	(29,000)	—	—	—	(29,000)
Retirement of Term Loan	(417,563)	—	—	—	(417,563)
Retirement of Prior Revolving Credit Facility	(41,000)	—	—	—	(41,000)
Debt premium proceeds	27,500	—	—	—	27,500
Net proceeds from (payments to) related parties	72,011	(79,634)	7,623	—	—
Payment of other long-term obligation	(43)	—	—	—	(43)
Payments on capital leases	—	(318)	(172)	—	(490)
Debt issuance costs	(51,526)	—	—	—	(51,526)
Taxes paid related to net share settlement of equity awards	(11,365)	—	—	—	(11,365)
Proceeds from exercise of stock options	2,900	—	—	—	2,900
Net cash provided by (used in) financing activities	1,423,602	(79,952)	7,451	—	1,351,101
INCREASE IN CASH AND CASH EQUIVALENTS	12,422	56,786	15,098	—	84,306
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,409	61,633	401	—	63,443
CASH AND CASH EQUIVALENTS, END OF YEAR	$13,831	$118,419	$15,499	$—	$147,749

RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO AMOUNTS REPORTED WITHIN THE CONDENSED CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents	$13,202	$114,925	$6,469	$—	$134,596
Restricted cash	629	2,495	143	—	3,267
Restricted cash included in other noncurrent assets	—	999	8,887	—	9,886
Total cash, cash equivalents and restricted cash	$13,831	$118,419	$15,499	$—	$147,749

The consolidating condensed statement of cash flows for the year ended December 31, 2016 is as follows:

Statement of Cash Flows

	Eldorado Resorts, Inc. (Parent Obligor)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Entries	Eldorado Resorts, Inc. Consolidated
Net cash (used in) provided by operating activities	$(16,321)	$110,933	$101	$—	$94,713
INVESTING ACTIVITIES:
Purchase of property and equipment, net	133	(47,512)	(1)	—	(47,380)
Reimbursement of capital expenditures from West Virginia regulatory authorities	—	4,207	—	—	4,207
Proceeds from sale of property and equipment	—	1,560	—	—	1,560
(Increase) Decrease in other assets, net	(16)	675	—	—	659
Net cash used in business combinations	—	(194)	—	—	(194)
Net cash provided by (used in) investing activities	117	(41,264)	(1)	—	(41,148)
FINANCING ACTIVITIES:
Proceeds from long-term debt borrowings	(4,250)	—	—	—	(4,250)
Borrowings under Prior Revolving Credit Facility	73,000	—	—	—	73,000
Payments under Prior Revolving Credit Facility	(137,500)	—	—	—	(137,500)
Principal payments on capital leases	—	(274)	—	—	(274)
Debt issuance costs	(4,288)	—	—	—	(4,288)
Net proceeds from (payments to) related parties	90,353	(90,486)	133	—	—
Taxes paid related to net share settlement of equity awards	(744)	—	—	—	(744)
Proceeds from exercise of stock options	385	—	—	—	385
Net cash provided by (used in) financing activities	16,956	(90,760)	133	—	(73,671)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	752	(21,091)	233	—	(20,106)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	657	82,724	168	—	83,549
CASH AND CASH EQUIVALENTS, END OF YEAR	$1,409	$61,633	$401	$—	$63,443

RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO AMOUNTS REPORTED WITHIN THE CONDENSED CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents	$811	$59,817	$401	$—	$61,029
Restricted cash	598	1,816	—	—	2,414
Total cash, cash equivalents and restricted cash	$1,409	$61,633	$401	$—	$63,443

The consolidating condensed statement of cash flows for the year ended December 31, 2015 is as follows:

Statement of Cash Flows

	Eldorado Resorts, Inc. (Parent Obligor)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Entries	Eldorado Resorts, Inc. Consolidated
Net cash (used in) provided by operating activities	$(2,951)	$58,783	$172	$—	$56,004
INVESTING ACTIVITIES:
Purchase of property and equipment, net	(2,922)	(33,840)	—	—	(36,762)
Reimbursement of capital expenditures from West Virginia regulatory authorities	—	1,266	—	—	1,266
Investment in unconsolidated affiliate	—	(1,010)	—	—	(1,010)
Proceeds from sale of property and equipment	—	153	—	—	153
(Increase) Decrease in other assets, net	(89)	204	—	—	115
Net cash used in business combinations	(18,394)	(106,374)	—	—	(124,768)
Net cash used in by investing activities	(21,405)	(139,601)	—	—	(161,006)
FINANCING ACTIVITIES:
Proceeds from long-term debt borrowings	800,000	—	—	—	800,000
Borrowings under Prior Revolving Credit Facility	131,000	—	—	—	131,000
Payments under Prior Revolving Credit Facility	(37,500)	—	—	—	(37,500)
Principal payments under 7% Senior Notes	(2,125)	—	—	—	(2,125)
Retirement of long-term debt	(728,664)	—	—	—	(728,664)
Principal payments on capital leases	—	(88)	—	—	(88)
Debt issuance costs	(25,820)	—	—	—	(25,820)
Call premium on early retirement of debt	(44,090)	—	—	—	(44,090)
Net (payments to) proceeds from related parties	(67,788)	68,511	(723)	—	—
Net cash provided by (used in) financing activities	25,013	68,423	(723)	—	92,713
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	657	(12,395)	(551)	—	(12,289)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	95,119	719	—	95,838
CASH AND CASH EQUIVALENTS, END OF YEAR	$657	$82,724	$168	$—	$83,549

RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO AMOUNTS REPORTED WITHIN THE CONDENSED CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents	$657	$77,453	$168	$—	$78,278
Restricted cash	—	5,271	—	—	5,271
Total cash, cash equivalents and restricted cash	$657	$82,724	$168	$—	$83,549